PROPERTY, PLANT AND EQUIPMENT, NET	12 Months Ended
Mar. 31, 2024
Property, Plant and Equipment [Abstract]
PROPERTY, PLANT AND EQUIPMENT, NET

9. PROPERTY, PLANT AND EQUIPMENT, NET

Property, plant and equipment consists of the following as of March 31, 2024 and 2023:

	As of March 31,
	2023	2024
	USD	USD

Cost
Machinery	665,657	665,657
Motor vehicles	3,205	3,205
Office Equipment	10,752	10,752
Leasehold improvement	35,647	35,647
	715,261	715,261

Less: accumulated depreciation
Machinery	238,857	371,988
Motor vehicles	1,239	1,880
Office Equipment	1,069	3,219
Leasehold improvement	1,782	22,279
	242,947	399,366

Total property, plant and equipment, net	472,314	315,895

Depreciation expenses recognized for the years ended March 31, 2024 and 2023 were USD156,419 and USD136,623 respectively. In 2023, USD66,566 of the depreciation expense was attributed to the cost of goods sold, and USD70,057 was allocated to general and administrative expense. When machineries are not always be deployed in front-line operations where depreciation is charged as cost of sales, when they are temporarily idle, their depreciation expenses are booked into general and administration expenses. In 2024, all machineries are utilized in front-lone construction operations.   In the same year, USD133,772 of the depreciation expense was attributed to the cost of goods sold, and USD22,647 was allocated to general and administrative expense.